PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Property, plant and equipment, at fair value
Beginning balance	$ 37,839
Additions	113
Transfer from construction work-in-progress	337
Transfer to assets held for sale	(2,529)
Items recognized through OCI:
Change in fair value	93
Foreign exchange	1,576
Items recognized through net income:
Change in fair value	(20)
Depreciation	(595)
Ending balance	36,814
Construction work-in-progress
Construction in progress, beginning balance	1,860
Additions	442
Transfer to property, plant and equipment	(337)
Items recognized through OCI:
Foreign exchange	(8)
Construction in progress, ending balance	1,957
Total property, plant and equipment, at fair value	38,771		$ 39,699
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	29,208
Additions	63
Transfer from construction work-in-progress	16
Transfer to assets held for sale	(2,349)
Items recognized through OCI:
Change in fair value	116
Foreign exchange	1,424
Items recognized through net income:
Change in fair value	0
Depreciation	(277)
Ending balance	28,201
Construction work-in-progress
Construction in progress, beginning balance	280
Additions	45
Transfer to property, plant and equipment	(16)
Items recognized through OCI:
Foreign exchange	3
Construction in progress, ending balance	312
Total property, plant and equipment, at fair value	28,513		29,488
Right-of-use assets, not subject to revaluation	55	$ 29
Land not subject to revaluation	146	204
Wind
Property, plant and equipment, at fair value
Beginning balance	4,175
Additions	7
Transfer from construction work-in-progress	134
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0
Foreign exchange	58
Items recognized through net income:
Change in fair value	(10)
Depreciation	(173)
Ending balance	4,191
Construction work-in-progress
Construction in progress, beginning balance	542
Additions	81
Transfer to property, plant and equipment	(134)
Items recognized through OCI:
Foreign exchange	5
Construction in progress, ending balance	494
Total property, plant and equipment, at fair value	4,685		4,717
Right-of-use assets, not subject to revaluation	101	104
Land not subject to revaluation	12	12
Solar
Property, plant and equipment, at fair value
Beginning balance	4,450
Additions	37
Transfer from construction work-in-progress	187
Transfer to assets held for sale	(180)
Items recognized through OCI:
Change in fair value	(18)
Foreign exchange	92
Items recognized through net income:
Change in fair value	(10)
Depreciation	(144)
Ending balance	4,414
Construction work-in-progress
Construction in progress, beginning balance	868
Additions	254
Transfer to property, plant and equipment	(187)
Items recognized through OCI:
Foreign exchange	(16)
Construction in progress, ending balance	919
Total property, plant and equipment, at fair value	5,333		5,318
Other
Property, plant and equipment, at fair value
Beginning balance	6
Additions	6
Transfer from construction work-in-progress	0
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	(5)
Foreign exchange	2
Items recognized through net income:
Change in fair value	0
Depreciation	(1)
Ending balance	8
Construction work-in-progress
Construction in progress, beginning balance	170
Additions	62
Transfer to property, plant and equipment	0
Items recognized through OCI:
Foreign exchange	0
Construction in progress, ending balance	232
Total property, plant and equipment, at fair value	240		$ 176
Right-of-use assets, not subject to revaluation	0	8
Solar Segment
Items recognized through OCI:
Right-of-use assets, not subject to revaluation	143	118
Land not subject to revaluation	$ 39	$ 40